SHARE CAPITAL (Disclosure of share purchase warrants outstanding) (Details)	12 Months Ended
	Mar. 31, 2026 CAD ($) Share $ / shares	Apr. 09, 2025 CAD ($)	Mar. 31, 2025 Share
Disclosure of classes of share capital [line items]
Grant Date Fair Value | $	$ 600,283
Share Purchase Warrants | Share	4,461,060
August 19, 2026 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	August 19, 2026
Exercise Price | $ / shares	$ 3
Grant Date Fair Value | $	$ 89,737
Share Purchase Warrants | Share	1,180,750		1,180,750
October 22, 2027 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	October 22, 2027
Exercise Price | $ / shares	$ 1.5
Grant Date Fair Value | $	$ 245,753
Share Purchase Warrants | Share	1,169,443
April 9, 2028 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	April 9, 2028
Exercise Price | $ / shares	$ 2.2
Grant Date Fair Value | $	$ 42,393	$ 42,393
Share Purchase Warrants | Share	908,000
October 22, 2027 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	October 22, 2027
Exercise Price | $ / shares	$ 1.06
Grant Date Fair Value | $	$ 22,701
Share Purchase Warrants | Share	33,424
October 22, 2028 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	October 22, 2028
Exercise Price | $ / shares	$ 2
Grant Date Fair Value | $	$ 242,092
Share Purchase Warrants | Share	1,169,443
Warrant value included in convertible debentures reserve [Member]
Disclosure of classes of share capital [line items]
Grant Date Fair Value | $	$ (42,393)
Share Purchase Warrants | Share	0